Operating expenses	6 Months Ended
Jun. 30, 2018
Operating expenses
Operating expenses

4.Operating expenses

	Half-year to	Half-year to	Half-year to
	30 June	30 June	31 Dec
	2018	2017	2017
	£m	£m	£m
Administrative expenses

Salaries and social security costs	1,663	1,769	1,744
Pensions and other post-retirement benefit schemes (note 13)	405	302	323
Restructuring and other staff costs	444	291	181

	2,512	2,362	2,248
Premises and equipment	367	399	331
Other expenses:

Communications and data processing	563	415	467
UK bank levy	—	—	231
Other	534	655	695

	1,097	1,070	1,393

	3,976	3,831	3,972
Depreciation and amortisation	1,215	1,131	1,239
Goodwill impairment	—	—	8

Total operating expenses, excluding regulatory provisions	5,191	4,962	5,219
Regulatory provisions (note 16):

Payment protection insurance provision	550	700	600
Other regulatory provisions	257	540	325

	807	1,240	925

Total operating expenses	5,998	6,202	6,144